Intangible Assets (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Intangible Assets [Abstract]
Summary of intangible assets

	Weighted Average Remaining Amortization Period (years)	Cost	Accumulated Amortization	Net Book Value
March 31, 2013
Licenses	7.5	$462,234	$258,737	$203,497
Patents	3.2	1,893,185	1,295,997	597,188
Total	4.0	$2,355,419	$1,554,734	$800,685
December 31, 2012
Licenses	7.7	$462,234	$252,019	$210,215
Patents	3.3	1,893,185	1,247,672	645,513
Total	4.2	$2,355,419	$1,499,691	$855,728

	Weighted Average Amortization period (years)	Cost	Accumulated Amortization	Net Book Value
December 31, 2012
Licenses	7.72	$462,234	$252,019	$210,215
Patents	3.3	1,893,185	1,247,672	645,513
Total	4.2	$2,355,419	$1,499,691	$855,728
December 31, 2011
Licenses	8.72	$462,234	$224,708	$237,526
Patents	3.3	1,893,185	1,051,145	842,040
Total	4.4	$2,355,419	$1,275,853	$1,079,566

Annual amortization expense
Amortization Expense
2013	$222,800
2014	$222,800
2015	$133,000
2016	$61,800
2017	$20,800

Year	Amortization Expense
2013	$222,800
2014	$222,800
2015	$173,800
2016	$61,800
2017	$20,800